Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Summary of expenses by nature

	2025	2024 (Recasted)	2023 (Recasted)

Personnel expenses (Note 20.3)	2,676,511	2,416,099	2,130,860
Transaction and client services costs (a)	1,689,001	1,301,837	1,049,673
Marketing expenses and sales commissions (b)	1,030,925	874,947	668,017
Depreciation and amortization (Note 10.4)	912,401	775,478	715,510
Third party services	247,908	223,017	213,652
Other	325,555	312,844	144,565
Total	6,882,301	5,904,222	4,922,277

(a)Transaction and client services costs include card transaction capturing services, card transaction and settlement processing services, logistics costs, payment scheme fees, cloud services and other costs.
(b)Refers to marketing and advertising expenses as well as commissions paid to sales related partnerships.